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                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     Form 13F

                                                Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 2000

Check here if Amendment / /; Amendment Number:
         This Amendment [Check only one.]: / /  is a restatement
                                           / /  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        BVF INC.
Address:     227 WEST MONROE STREET, SUITE 4800
             CHICAGO, ILLINOIS  60606

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:         MARK N. LAMPERT
Title:        PRESIDENT
Phone:        (312) 263-7777

Signature, Place and Date of Signing:

       /s/ MARK N. LAMPERT   SAN FRANCISCO, CALIFORNIA       11/14/00
   ---------------------------------------------------------------------
            [Signature]            [City, State]               [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

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/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:
Number of Other Included Managers:             1
                                         --------------------------
Form 13F Information Table Entry Total:        15
                                         --------------------------
Form 13F Information Table Value Total:       $238,753
                                         --------------------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number      Name

          1.               28-6770                    BVF PARTNERS L.P.


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Page 3 of 1

                                    FORM 13F

                       Name of Reporting Manager: BVF Inc.

---------------------------------- ------------- -------------- ------------ -------------------------------- -------------
            Column 1:               Column 2:      Column 3:     Column 4:              Column 5:              Column 6:
         Name of Issuer              Title of        CUSIP         Value                                       Investment
                                      Class                      (x$1000)                                      Discretion


---------------------------------- ------------- -------------- ------------ -------------------------------- -------------
                                                                                Shrs        Sh/       Put/
                                                                                 Prn        Prn       Call
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------

---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Access Pharmaceuticals Inc.        Com New       00431M209              448       64,600     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Advanced Magnetics Inc.            Com           00753P103            2,280      608,133     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
American Biogenetic Sciences, Inc. CL A          024611105            9,375    6,000,000     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Autoimmune Inc.                    Com           052776101            7,143    2,893,078     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Biocryst Pharmaceuticals           Com           09058V103           17,100      821,600     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Caliper Technologies Corp.         Com           130876105            1,159       20,000     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Cortech Inc.                       Com New       22051J308            2,713      355,783     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Corvas Int'l Inc.                  Com           221005101           66,975    2,880,651     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Epimmune Inc.                      Com           29425Y101            2,138      475,100     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Flamel Technologies S.A            Sponsored     338488109            8,906    1,250,000     Sh                 Defined
                                   ADR
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Microcide Pharmaceutcls. Inc.      Com           595018102           13,163      975,007     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Neurogen Corp.                     Com           64124E106           10,011      321,649     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
OSI Pharmaceuticals Inc.           Com           671040103           86,486    1,235,519     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Synaptic Pharmaceutical Corp.      Com           87156R109            7,845    1,110,783     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Elan PLC                           ADR           284131208            3,011       55,000     Sh       Put       Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------

TOTAL                                                               238,753
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------


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
                                                                  ---------------------------
                                                                        (SEC USE ONLY)



----------------------------------  -------------- ------------------------------------------
            Column 1:                 Column 7:                    Column 8:
         Name of Issuer                 Other                  Voting Authority
                                      Managers


----------------------------------  -------------- ------------------------------------------
----------------------------------  -------------- -------------- --------------- -----------
                                                       Sole           Shared         None

----------------------------------  -------------- -------------- --------------- -----------


----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Access Pharmaceuticals, Inc.              1               64,600
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Advanced Magnetics Inc.                   1              608,133
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
American Biogenetics                      1            6,000,000
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Autoimmune Inc.                           1            2,893,078
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Biocryst Pharmaceuticals, Inc.            1              821,600
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Caliper Tech                              1               20,000
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Cortech Inc.                              1              355,783
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Corvas Int'l Inc.                         1            2,880,651
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Epimmune Inc.                             1              475,100
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Flamel Technologies S.A                   1            1,250,000

----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Microcide Pharmaceutcls. Inc.             1              975,007
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Neurogen Corp.                            1              321,649
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
OSI Pharmaceuticals Inc.                  1            1,235,519
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Synaptic Pharmaceutical Corp.             1            1,110,783
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------
Elan PLC                                  1               55,000
----------------------------------  -------------- -------------- --------------- -----------
----------------------------------  -------------- -------------- --------------- -----------


----------------------------------  -------------- -------------- --------------- -----------